					Remittance Dates:
				January 23, 2017 through February 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		January 23, 2017 through February 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,677,251.18	$2,665,176.79
2	Small General Service	$0.00612	per kWh	$170,335.69	$170,093.48
3	General Service	$0.00384	per kWh	$1,004,002.1	$1,003,597.48
4	Large General Service	$0.00237	per kWh	$275,564.56	$275,517.97
5	Large Industrial Power Service	$0.16940	per kW	$178,374.1	$178,368.4
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$10,933.88	$10,933.88
8	Street and Outdoor Lighting	$0.02232	per kWh	$174,730.09	$172,100.4
9	Total			$4,491,191.6	$4,475,788.4

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,475,788.4
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,475,788.4

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of February 2017.

	ENTERGY TEXAS, INC., as Servicer
	By/s/ Stacey M. Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				February 28, 2017 through March 21, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		February 28, 2017 through March 21, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,156,407.16	$2,146,681.76
2	Small General Service	$0.00612	per kWh	$148,102.99	$147,892.39
3	General Service	$0.00384	per kWh	$889,891.56	$889,532.93
4	Large General Service	$0.00237	per kWh	$250,952.82	$250,910.41
5	Large Industrial Power Service	$0.16940	per kW	$177,895.62	$177,889.93
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$7,892.59	$7,892.59
8	Street and Outdoor Lighting	$0.02232	per kWh	$153,548.93	$151,238.02
9	Total			$3,784,691.67	$3,772,038.03

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,772,038.03
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,772,038.03

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of March 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer

					Remittance Dates:
				March 23, 2017 through April 24, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		March 23, 2017 through April 24, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,013,724.77	$2,004,642.89
2	Small General Service	$0.00612	per kWh	$145,656.61	$145,449.49
3	General Service	$0.00384	per kWh	$987,717.27	$987,319.24
4	Large General Service	$0.00237	per kWh	$271,349.55	$271,303.68
5	Large Industrial Power Service	$0.16940	per kW	$175,649.68	$175,644.07
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$13,972.83	$13,972.83
8	Street and Outdoor Lighting	$0.02232	per kWh	$177,112.94	$174,447.37
9	Total			$3,785,183.65	$3,772,779.57

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,772,779.57
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,772,779.57

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of April, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Steven C. McNeal
	Name: Steven C. McNeal
	Title: Vice President and Treasurer

					Remittance Dates:
				April 25, 2017 through May 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		April 25, 2017 through May 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00567	per kWh	$2,039,422.88	$2,030,255.68
2	Small General Service	$0.00612	per kWh	$149,090.55	$148,888.67
3	General Service	$0.00384	per kWh	$981,238.14	$980,877.04
4	Large General Service	$0.00237	per kWh	$268,644.68	$268,622.12
5	Large Industrial Power Service	$0.16940	per kW	$179,918.73	$179,908.11
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02258	per kW	$9,103.73	$9,103.73
8	Street and Outdoor Lighting	$0.02232	per kWh	$174,387.63	$171,799.71
9	Total			$3,801,806.34	$3,789,455.06

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,789,455.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,789,455.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of May, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Steven C. McNeal
	Title: Vice President and Treasurer

					Remittance Dates:
				May 23, 2017 through June 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		May 23, 2017 through June 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$2,313,762.18	$2,303,361.82
2	Small General Service	$0.00648	per kWh	$163,756.13	$163,534.41
3	General Service	$0.00404	per kWh	$1,068,589.63	$1,068,196.38
4	Large General Service	$0.00249	per kWh	$285,423.97	$285,399.98
5	Large Industrial Power Service	$0.17728	per kW	$179,192.53	$179,181.96
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$13,347.47	$13,347.47
8	Street and Outdoor Lighting	$0.02346	per kWh	$183,022.01	$180,305.97
9	Total			$4,207,093.92	$4,193,327.99

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,193,327.99
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,193,327.99

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of June, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Steven C. McNeal
	Title:Vice President and Treasurer

					Remittance Dates:
				June 23, 2017 through July 24, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
	Remittance Dates:		June 23, 2017 through July 24, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$3,090,830.47	$3,076,937.19
2	Small General Service	$0.00648	per kWh	$202,734.07	$202,459.57
3	General Service	$0.00404	per kWh	$1,215,113.02	$1,214,665.86
4	Large General Service	$0.00249	per kWh	$309,973.48	$309,947.44
5	Large Industrial Power Service	$0.17728	per kW	$211,856.99	$211,844.49
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$11,425.37	$11,425.37
8	Street and Outdoor Lighting	$0.02346	per kWh	$185,067.71	$182,321.31
9	Total			$5,227,001.11	$5,209,601.22

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,209,601.22
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,209,601.22

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 17th day of July, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Steven C. McNeal
	Title: Vice President and Treasurer